2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Cash in excess of FDIC insurance		0	231,841
Accumulated deficit	$ (2,229,385)	$ (1,539,721)	$ (8,626)